Condensed Consolidating Financial Information Condensed Consolidating Financial Information (Tables)		12 Months Ended
	Mar. 20, 2019	Sep. 29, 2018
Condensed Financial Statements, Captions [Line Items]
Condensed Consolidating Statements of Income
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Quarter Ended December 29, 2018

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
Revenues	$—	$—	$15,248	$55	$15,303
Costs and expenses
Operating expenses	—	—	(9,001)	—	(9,001)
Selling, general, administrative and other	—	(141)	(2,011)	—	(2,152)
Depreciation and amortization	—	—	(732)	—	(732)
Total costs and expenses	—	(141)	(11,744)	—	(11,885)
Restructuring and impairment charges	—	—	—	—	—
Allocations to non-guarantor subsidiaries	—	127	(127)	—	—
Other income, net	—	76	(21)	(55)	—
Interest expense, net	(65)	(125)	127	—	(63)
Equity in the income of investees	—	—	76	—	76
Income before taxes	(65)	(63)	3,559	—	3,431
Income taxes	12	12	(669)	—	(645)
Earnings from subsidiary entities	—	2,839	—	(2,839)	—
Consolidated net income	(53)	2,788	2,890	(2,839)	2,786
Less: Net loss attributable to noncontrolling interests	—	—	2	—	2
Net income excluding noncontrolling interests	$(53)	$2,788	$2,892	$(2,839)	$2,788
Comprehensive income excluding noncontrolling interests	$(53)	$2,809	$2,853	$(2,800)	$2,809

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Quarter Ended December 30, 2017

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
Revenues	$—	$—	$15,367	$(16)	$15,351
Costs and expenses
Operating expenses	—	—	(8,729)	—	(8,729)
Selling, general, administrative and other	—	(127)	(1,960)	—	(2,087)
Depreciation and amortization	—	—	(742)	—	(742)
Total costs and expenses	—	(127)	(11,431)	—	(11,558)
Restructuring and impairment charges	—	—	(15)	—	(15)
Allocations to non-guarantor subsidiaries	—	118	(118)	—	—
Other income, net	—	(19)	56	16	53
Interest expense, net	—	(141)	12	—	(129)
Equity in the income of investees	—	—	43	—	43
Income before taxes	—	(169)	3,914	—	3,745
Income taxes	—	(36)	764	—	728
Earnings from subsidiary entities	—	4,628	—	(4,628)	—
Consolidated net income	—	4,423	4,678	(4,628)	4,473
Less: Net income attributable to noncontrolling interests	—	—	(50)	—	(50)
Net income excluding noncontrolling interests	$—	$4,423	$4,628	$(4,628)	$4,423
Comprehensive income excluding noncontrolling interests	$—	$4,547	$4,678	$(4,678)	$4,547

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Year Ended September 29, 2018
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
Revenues	$—	$—	$59,520	$(86)	$59,434
Costs and expenses
Operating expenses	—	—	(32,726)	—	(32,726)
Selling, general, administrative and other	—	(615)	(8,245)	—	(8,860)
Depreciation and amortization	—	(1)	(3,010)	—	(3,011)
Total costs and expenses	—	(616)	(43,981)	—	(44,597)
Restructuring and impairment charges	—	—	(33)	—	(33)
Allocations to non-guarantor subsidiaries	—	576	(576)	—	—
Other income, net	—	41	474	86	601
Interest expense, net	—	(698)	124	—	(574)
Equity in the income (loss) of investees, net	—	—	(102)	—	(102)
Income before taxes	—	(697)	15,426	—	14,729
Income taxes	—	79	(1,742)	—	(1,663)
Earnings from subsidiary entities	—	13,216	—	(13,216)	—
Consolidated net income	—	12,598	13,684	(13,216)	13,066
Less: Net income attributable to noncontrolling interests	—	—	(468)	—	(468)
Net income excluding noncontrolling interests	$—	$12,598	$13,216	$(13,216)	$12,598
Comprehensive income excluding noncontrolling interests	$—	$13,029	$13,037	$(13,037)	$13,029

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Year Ended September 30, 2017
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
Revenues	$—	$—	$54,952	$185	$55,137
Costs and expenses
Operating expenses	—	—	(30,306)	—	(30,306)
Selling, general, administrative and other	—	(450)	(7,726)	—	(8,176)
Depreciation and amortization	—	(1)	(2,781)	—	(2,782)
Total costs and expenses	—	(451)	(40,813)	—	(41,264)
Restructuring and impairment charges	—	—	(98)	—	(98)
Allocations to non-guarantor subsidiaries	—	405	(405)	—	—
Other income, net	—	163	100	(185)	78
Interest expense, net	—	(510)	125	—	(385)
Equity in the income (loss) of investees, net	—	—	320	—	320
Income before taxes	—	(393)	14,181	—	13,788
Income taxes	—	126	(4,548)	—	(4,422)
Earnings from subsidiary entities	—	9,247	—	(9,247)	—
Consolidated net income	—	8,980	9,633	(9,247)	9,366
Less: Net income attributable to noncontrolling interests	—	—	(386)	—	(386)
Net income excluding noncontrolling interests	$—	$8,980	$9,247	$(9,247)	$8,980
Comprehensive income excluding noncontrolling interests	$—	$9,431	$9,153	$(9,153)	$9,431

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Year Ended October 1, 2016
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
Revenues	$—	$—	$55,287	$345	$55,632
Costs and expenses
Operating expenses	—	—	(29,993)	—	(29,993)
Selling, general, administrative and other	—	(488)	(8,266)	—	(8,754)
Depreciation and amortization	—	(1)	(2,526)	—	(2,527)
Total costs and expenses	—	(489)	(40,785)	—	(41,274)
Restructuring and impairment charges	—	—	(156)	—	(156)
Allocations to non-guarantor subsidiaries	—	365	(365)	—	—
Other income, net	—	332	13	(345)	—
Interest expense, net	—	(434)	174	—	(260)
Equity in the income (loss) of investees, net	—	—	926	—	926
Income before taxes	—	(226)	15,094	—	14,868
Income taxes	—	77	(5,155)	—	(5,078)
Earnings from subsidiary entities	—	9,540	—	(9,540)	—
Consolidated net income	—	9,391	9,939	(9,540)	9,790
Less: Net income attributable to noncontrolling interests	—	—	(399)	—	(399)
Net income excluding noncontrolling interests	$—	$9,391	$9,540	$(9,540)	$9,391
Comprehensive income excluding noncontrolling interests	$—	$7,833	$9,479	$(9,479)	$7,833

Condensed Consolidating Balance Sheets
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 29, 2018
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
ASSETS
Current assets
Cash and cash equivalents	$—	$1,367	$2,783	$—	$4,150
Receivables, net	—	155	9,179	—	9,334
Inventories	—	4	1,388	—	1,392
Television costs and advances	—	—	1,314	—	1,314
Other current assets	—	152	483	—	635
Total current assets	—	1,678	15,147	—	16,825
Film and television costs	—	—	7,888	—	7,888
Investments in subsidiaries	—	149,880	—	(149,880)	—
Other investments	—	—	2,899	—	2,899
Parks, resorts and other property, net	—	12	29,528	—	29,540
Intangible assets, net	—	—	6,812	—	6,812
Goodwill	—	—	31,269	—	31,269
Intercompany receivables	—	—	79,793	(79,793)	—
Other assets	—	911	3,178	(724)	3,365
Total assets	$—	$152,481	$176,514	$(230,397)	$98,598
LIABILITIES AND EQUITY
Current liabilities
Accounts payable and other accrued liabilities	$—	$688	$8,791	$—	$9,479
Current portion of borrowings	—	3,751	39	—	3,790
Deferred revenues and other	—	115	4,476	—	4,591
Total current liabilities	—	4,554	13,306	—	17,860
Non-current liabilities
Borrowings	$—	$15,676	$1,408	$—	$17,084
Deferred income taxes	—	—	3,833	(724)	3,109
Other long-term liabilities	—	3,685	2,905	—	6,590
Intercompany payables	—	79,793	—	(79,793)	—
Total non-current liabilities	—	99,154	8,146	(80,517)	26,783
Redeemable noncontrolling interests	—	—	1,123	—	1,123
Total Disney Shareholders’ equity	—	48,773	149,880	(149,880)	48,773
Noncontrolling interests	—	—	4,059	—	4,059
Total equity	—	48,773	153,939	(149,880)	52,832
Total liabilities and equity	$—	$152,481	$176,514	$(230,397)	$98,598

CONDENSED CONSOLIDATING BALANCE SHEET
As of September 30, 2017
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
ASSETS
Current assets
Cash and cash equivalents	$—	$667	$3,350	$—	$4,017
Receivables, net	—	307	8,326	—	8,633
Inventories	—	4	1,369	—	1,373
Television costs and advances	—	—	1,278	—	1,278
Other current assets	—	110	478	—	588
Total current assets	—	1,088	14,801	—	15,889
Film and television costs	—	—	7,481	—	7,481
Investments in subsidiaries	—	135,370	—	(135,370)	—
Other investments	—	—	3,202	—	3,202
Parks, resorts and other property, net	—	9	28,397	—	28,406
Intangible assets, net	—	—	6,995	—	6,995
Goodwill	—	—	31,426	—	31,426
Intercompany receivables	—	257	69,864	(70,121)	—
Other assets	—	1,217	2,306	(1,133)	2,390
Total assets	$—	$137,941	$164,472	$(206,624)	$95,789
LIABILITIES AND EQUITY
Current liabilities
Accounts payable and other accrued liabilities	$—	$440	$8,415	$—	$8,855
Current portion of borrowings	—	4,577	1,595	—	6,172
Deferred revenues and other	—	131	4,437	—	4,568
Total current liabilities	—	5,148	14,447	—	19,595
Non-current liabilities
Borrowings	$—	$17,672	$1,447	$—	$19,119
Deferred income taxes	—	—	5,613	(1,133)	4,480
Other long-term liabilities	—	3,942	2,501	—	6,443
Intercompany payables	—	69,864	257	(70,121)	—
Total non-current liabilities	—	91,478	9,818	(71,254)	30,042
Redeemable noncontrolling interests	—	—	1,148	—	1,148
Total Disney Shareholders’ equity	—	41,315	135,370	(135,370)	41,315
Noncontrolling interests	—	—	3,689	—	3,689
Total equity	—	41,315	139,059	(135,370)	45,004
Total liabilities and equity	$—	$137,941	$164,472	$(206,624)	$95,789

CONDENSED CONSOLIDATING BALANCE SHEET
As of December 29, 2018

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
ASSETS
Current assets
Cash and cash equivalents	$—	$1,173	$3,282	$—	$4,455
Receivables, net	—	136	9,987	—	10,123
Inventories	—	4	1,353	—	1,357
Television costs and advances	—	—	824	—	824
Other current assets	—	214	564	—	778
Total current assets	—	1,527	16,010	—	17,537
Film and television costs	—	—	8,177	—	8,177
Investments in subsidiaries	—	152,703	—	(152,703)	—
Other investments	—	—	2,970	—	2,970
Parks, resorts and other property, net	—	12	29,785	—	29,797
Intangible assets, net	—	—	6,747	—	6,747
Goodwill	—	—	31,289	—	31,289
Intercompany receivables	—	—	79,768	(79,768)	—
Other assets	—	853	3,203	(632)	3,424
Total assets	$—	$155,095	$177,949	$(233,103)	$99,941
LIABILITIES AND EQUITY
Current liabilities
Accounts payable and other accrued liabilities	$33	$2,074	$8,589	$—	$10,696
Current portion of borrowings	—	3,450	39	—	3,489
Deferred revenues and other	—	126	3,308	—	3,434
Total current liabilities	33	5,650	11,936	—	17,619
Non-current liabilities
Borrowings	$—	$15,752	$1,424	$—	$17,176
Deferred income taxes	—	—	3,809	(632)	3,177
Other long-term liabilities	—	3,629	2,823	—	6,452
Intercompany payables	20	79,748	—	(79,768)	—
Total non-current liabilities	20	99,129	8,056	(80,400)	26,805
Redeemable noncontrolling interests	—	—	1,124	—	1,124
Total Disney Shareholders’ equity	(53)	50,316	152,756	(152,703)	50,316
Noncontrolling interests	—	—	4,077	—	4,077
Total equity	(53)	50,316	156,833	(152,703)	54,393
Total liabilities and equity	$—	$155,095	$177,949	$(233,103)	$99,941

CONDENSED CONSOLIDATING BALANCE SHEET
As of September 29, 2018

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
ASSETS
Current assets
Cash and cash equivalents	$—	$1,367	$2,783	$—	$4,150
Receivables, net	—	155	9,179	—	9,334
Inventories	—	4	1,388	—	1,392
Television costs and advances	—	—	1,314	—	1,314
Other current assets	—	152	483	—	635
Total current assets	—	1,678	15,147	—	16,825
Film and television costs	—	—	7,888	—	7,888
Investments in subsidiaries	—	149,880	—	(149,880)	—
Other investments	—	—	2,899	—	2,899
Parks, resorts and other property, net	—	12	29,528	—	29,540
Intangible assets, net	—	—	6,812	—	6,812
Goodwill	—	—	31,269	—	31,269
Intercompany receivables	—	—	79,793	(79,793)	—
Other assets	—	911	3,178	(724)	3,365
Total assets	$—	$152,481	$176,514	$(230,397)	$98,598
LIABILITIES AND EQUITY
Current liabilities
Accounts payable and other accrued liabilities	$—	$688	$8,791	$—	$9,479
Current portion of borrowings	—	3,751	39	—	3,790
Deferred revenues and other	—	115	4,476	—	4,591
Total current liabilities	—	4,554	13,306	—	17,860
Non-current liabilities
Borrowings	$—	$15,676	$1,408	$—	$17,084
Deferred income taxes	—	—	3,833	(724)	3,109
Other long-term liabilities	—	3,685	2,905	—	6,590
Intercompany payables	—	79,793	—	(79,793)	—
Total non-current liabilities	—	99,154	8,146	(80,517)	26,783
Redeemable noncontrolling interests	—	—	1,123	—	1,123
Total Disney Shareholders’ equity	—	48,773	149,880	(149,880)	48,773
Noncontrolling interests	—	—	4,059	—	4,059
Total equity	—	48,773	153,939	(149,880)	52,832
Total liabilities and equity	$—	$152,481	$176,514	$(230,397)	$98,598

Condensed Consolidating Statements of Cash Flows
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 29, 2018
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
OPERATING ACTIVITIES
Cash provided by operations	$—	$336	$14,149	$(190)	$14,295

INVESTING ACTIVITIES
Investments in parks, resorts and other property	—	(3)	(4,462)	—	(4,465)
Acquisitions	—	—	(1,581)	—	(1,581)
Intercompany investing activities, net	—	(1,327)	—	1,327	—
Other	—	—	710	—	710
Cash used in investing activities	—	(1,330)	(5,333)	1,327	(5,336)

FINANCING ACTIVITIES
Commercial paper, net	—	(1,768)	—	—	(1,768)
Borrowings	—	997	59	—	1,056
Reduction of borrowings	—	(1,800)	(71)	—	(1,871)
Dividends	—	(2,515)	(190)	190	(2,515)
Repurchases of common stock	—	(3,577)	—	—	(3,577)
Proceeds from exercise of stock options	—	210	—	—	210
Intercompany financing, net	—	10,343	(9,016)	(1,327)	—
Contributions from noncontrolling interest holders	—	—	399	—	399
Other	—	(222)	(555)	—	(777)
Cash used in financing activities	—	1,668	(9,374)	(1,137)	(8,843)

Impact of exchange rates on cash, cash equivalents and restricted cash	—	—	(25)	—	(25)

Change in cash, cash equivalents and restricted cash	—	674	(583)	—	91
Cash, cash equivalents and restricted cash, beginning of year	—	693	3,371	—	4,064
Cash, cash equivalents and restricted cash, end of year	$—	$1,367	$2,788	$—	$4,155

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 30, 2017
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
OPERATING ACTIVITIES
Cash provided by operations	$—	$753	$13,461	$(1,871)	$12,343

INVESTING ACTIVITIES
Investments in parks, resorts and other property	—	(7)	(3,616)	—	(3,623)
Acquisitions	—	—	(417)	—	(417)
Intercompany investing activities, net	—	(1,856)	—	1,856	—
Other	—	15	(86)	—	(71)
Cash used in investing activities	—	(1,848)	(4,119)	1,856	(4,111)

FINANCING ACTIVITIES
Commercial paper, net	—	1,247	—	—	1,247
Borrowings	—	4,741	79	—	4,820
Reduction of borrowings	—	(1,850)	(514)	—	(2,364)
Dividends	—	(2,445)	(1,871)	1,871	(2,445)
Repurchases of common stock	—	(9,368)	—	—	(9,368)
Proceeds from exercise of stock options	—	276	—		276
Intercompany financing, net	—	8,394	(6,538)	(1,856)	—
Contributions from noncontrolling interest holders	—	—	17	—	17
Other	—	(266)	(876)	—	(1,142)
Cash used in financing activities	—	729	(9,703)	15	(8,959)

Impact of exchange rates on cash, cash equivalents and restricted cash	—	—	31	—	31

Change in cash, cash equivalents and restricted cash	—	(366)	(330)	—	(696)
Cash, cash equivalents and restricted cash, beginning of year	—	1,059	3,701	—	4,760
Cash, cash equivalents and restricted cash, end of year	$—	$693	$3,371	$—	$4,064

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended October 1, 2016
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
OPERATING ACTIVITIES
Cash provided by operations	$—	$(385)	$13,756	$(235)	$13,136

INVESTING ACTIVITIES
Investments in parks, resorts and other property	—	(12)	(4,761)	—	(4,773)
Acquisitions	—	—	(850)	—	(850)
Intercompany investing activities, net	—	(617)	—	617	—
Other	—	(74)	(61)	—	(135)
Cash used in investing activities	—	(703)	(5,672)	617	(5,758)

FINANCING ACTIVITIES
Commercial paper, net	—	(920)	—	—	(920)
Borrowings	—	4,948	1,117	—	6,065
Reduction of borrowings	—	(2,000)	(205)	—	(2,205)
Dividends	—	(2,313)	(235)	235	(2,313)
Repurchases of common stock	—	(7,499)	—	—	(7,499)
Proceeds from exercise of stock options	—	259	—	—	259
Intercompany financing, net	—	8,624	(8,007)	(617)	—
Other	—	(42)	(565)	—	(607)
Cash used in financing activities	—	1,057	(7,895)	(382)	(7,220)

Impact of exchange rates on cash, cash equivalents and restricted cash	—	—	(123)	—	(123)

Change in cash, cash equivalents and restricted cash	—	(31)	66	—	35
Cash, cash equivalents and restricted cash, beginning of year	—	1,090	3,635	—	4,725
Cash, cash equivalents and restricted cash, end of year	$—	$1,059	$3,701	$—	$4,760

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Quarter Ended December 29, 2018

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
OPERATING ACTIVITIES
Cash provided by operations	$(20)	$135	$1,984	$—	$2,099

INVESTING ACTIVITIES
Investments in parks, resorts and other property	—	—	(1,195)	—	(1,195)
Intercompany investing activities, net	—	(11)	—	11	—
Other	—	—	(141)	—	(141)
Cash used in investing activities	—	(11)	(1,336)	11	(1,336)

FINANCING ACTIVITIES
Commercial paper, net	—	(302)	—	—	(302)
Proceeds from exercise of stock options	—	37	—	—	37
Intercompany financing, net	20	75	(84)	(11)	—
Other	—	(125)	(21)	—	(146)
Cash used in financing activities	20	(315)	(105)	(11)	(411)

Impact of exchange rates on cash, cash equivalents and restricted cash	—	—	(44)	—	(44)

Change in cash, cash equivalents and restricted cash	—	(191)	499	—	308
Cash, cash equivalents and restricted cash, beginning of period	—	1,367	2,788	—	4,155
Cash, cash equivalents and restricted cash, end of period	$—	$1,176	$3,287	$—	$4,463

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Quarter Ended December 30, 2017

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
OPERATING ACTIVITIES
Cash provided by operations	$—	$1,255	$982	$—	$2,237

INVESTING ACTIVITIES
Investments in parks, resorts and other property	—	—	(981)	—	(981)
Other	—	—	(62)	—	(62)
Cash used in investing activities	—	—	(1,043)	—	(1,043)

FINANCING ACTIVITIES
Commercial paper, net	—	1,140	—	—	1,140
Borrowings	—	997	28	—	1,025
Reduction of borrowings	—	(1,299)	(31)	—	(1,330)
Repurchases of common stock	—	(1,313)	—	—	(1,313)
Proceeds from exercise of stock options	—	50	—	—	50
Intercompany financing, net	—	(272)	272	—	—
Other	—	(158)	2	—	(156)
Cash used in financing activities	—	(855)	271	—	(584)

Impact of exchange rates on cash, cash equivalents and restricted cash	—	—	21	—	21

Change in cash, cash equivalents and restricted cash	—	400	231	—	631
Cash, cash equivalents and restricted cash, beginning of period	—	693	3,371	—	4,064
Cash, cash equivalents and restricted cash, end of period	$—	$1,093	$3,602	$—	$4,695